Organization and Business Description (Details) - Schedule of subsidiaries and variable interest entities	12 Months Ended
Dec. 31, 2022
Global Mentor Board Information Technology Limited (“GMB HK”) [Member]
Organization and Business Description (Details) - Schedule of subsidiaries and variable interest entities [Line Items]
Date of Incorporation	Mar. 22, 2019
Place of incorporation	HK
Percentage of effective ownership	100%
Principal Activities	Holding company
Beijing Mentor Board Union Information Technology Co, Ltd. (“GIOP BJ” or “WFOE”) [Member]
Organization and Business Description (Details) - Schedule of subsidiaries and variable interest entities [Line Items]
Date of Incorporation	Jun. 03, 2019
Place of incorporation	PRC
Percentage of effective ownership	100%
Principal Activities	Holding company of GIOP BJ
Shidong Cloud (Beijing) Education Technology Co., Ltd (“Shidong Cloud”) [Member]
Organization and Business Description (Details) - Schedule of subsidiaries and variable interest entities [Line Items]
Date of Incorporation	Dec. 22, 2021
Place of incorporation	PRC
Percentage of effective ownership	75%
Principal Activities	Educational Consulting
SDH (HK) New Energy Tech Co., Ltd. (“SDH New Energy”) [Member]
Organization and Business Description (Details) - Schedule of subsidiaries and variable interest entities [Line Items]
Date of Incorporation	Oct. 08, 2021
Place of incorporation	HK
Percentage of effective ownership	100%
Principal Activities	Holding company
Zhuhai (Zibo) Investment Co., Ltd. (“Zhuhai Zibo”) [Member]
Organization and Business Description (Details) - Schedule of subsidiaries and variable interest entities [Line Items]
Date of Incorporation	Oct. 15, 2021
Place of incorporation	PRC
Percentage of effective ownership	100%
Principal Activities	New Energy Investment
Zhuhai (Guizhou) New Energy Investment Co., Ltd. (“Zhuhai Guizhou”) [Member]
Organization and Business Description (Details) - Schedule of subsidiaries and variable interest entities [Line Items]
Date of Incorporation	Nov. 23, 2021
Place of incorporation	PRC
Percentage of effective ownership	100%
Principal Activities	New Energy Investment
Sunrise (Guizhou) New Energy Materials Co., Ltd. (“Sunrise Guizhou”) [Member]
Organization and Business Description (Details) - Schedule of subsidiaries and variable interest entities [Line Items]
Date of Incorporation	Nov. 08, 2021
Place of incorporation	PRC
Percentage of effective ownership	39.35%
Principal Activities	Manufacture of Lithium Battery Materials
Guizhou Huiyang Technology Co., Ltd. (“Huiyang Tech”) [Member]
Organization and Business Description (Details) - Schedule of subsidiaries and variable interest entities [Line Items]
Date of Incorporation	Sep. 01, 2011
Place of incorporation	PRC
Percentage of effective ownership	39.35%
Principal Activities	Manufacture of Lithium Battery Materials
Sunrise (Guxian) New Energy Materials Co., Ltd. (“Sunrise Guxian”) [Member]
Organization and Business Description (Details) - Schedule of subsidiaries and variable interest entities [Line Items]
Date of Incorporation	Apr. 26, 2022
Place of incorporation	PRC
Percentage of effective ownership	20.07%
Principal Activities	Manufacture of Lithium Battery Materials
Guizhou Huiyang Technology Innovation Research Co., Ltd. (“Innovation Research”) [Member]
Organization and Business Description (Details) - Schedule of subsidiaries and variable interest entities [Line Items]
Date of Incorporation	Dec. 13, 2022
Place of incorporation	PRC
Percentage of effective ownership	39.35%
Principal Activities	Research and Development
Global Mentor Board (Beijing) Information Technology Co., Ltd. (“SDH” or “VIE”) [Member]
Organization and Business Description (Details) - Schedule of subsidiaries and variable interest entities [Line Items]
Date of Incorporation	Dec. 05, 2014
Place of incorporation	PRC
Percentage of effective ownership	VIE
Principal Activities	peer-to-peer knowledge sharing and enterprise service platform provider
Global Mentor Board (Hangzhou) Technology Co., Ltd. [Member]
Organization and Business Description (Details) - Schedule of subsidiaries and variable interest entities [Line Items]
Date of Incorporation	Nov. 01, 2017
Place of incorporation	PRC
Percentage of effective ownership	100% by VIE
Principal Activities	Consulting, training and tailored services provider
Global Mentor Board (Shanghai) Enterprise Management Consulting Co., Ltd. [Member]
Organization and Business Description (Details) - Schedule of subsidiaries and variable interest entities [Line Items]
Date of Incorporation	Jun. 30, 2017
Place of incorporation	PRC
Percentage of effective ownership	51% by VIE
Principal Activities	Consulting services provider
Shanghai Voice of Seedling Cultural Media Co.,Ltd. (“GMB Culture”) [Member]
Organization and Business Description (Details) - Schedule of subsidiaries and variable interest entities [Line Items]
Date of Incorporation	Jun. 22, 2017
Place of incorporation	PRC
Percentage of effective ownership	51% by VIE
Principal Activities	cultural and artistic exchanges and planning, conference services provider
Shidong(Beijing)Information Technology Co., LTD. (“GMB (Beijing)”) [Member]
Organization and Business Description (Details) - Schedule of subsidiaries and variable interest entities [Line Items]
Date of Incorporation	Jun. 19, 2018
Place of incorporation	PRC
Percentage of effective ownership	100% by VIE
Principal Activities	information technology services provider
Mentor Board Voice of Seeding (Shanghai) Cultural Technology Co., Ltd. [Member]
Organization and Business Description (Details) - Schedule of subsidiaries and variable interest entities [Line Items]
Date of Incorporation	Aug. 29, 2018
Place of incorporation	PRC
Percentage of effective ownership	30.6% by VIE
Principal Activities	Technical services provider
Shidong Zibo Digital Technology Co., Ltd. (“Zibo Shidong”) [Member]
Organization and Business Description (Details) - Schedule of subsidiaries and variable interest entities [Line Items]
Date of Incorporation	Oct. 16, 2020
Place of incorporation	PRC
Percentage of effective ownership	100% by VIE
Principal Activities	Technical services provider
Shidong Trading Service (Zhejiang) Co., Ltd. (“Shidong Trading”) [Member]
Organization and Business Description (Details) - Schedule of subsidiaries and variable interest entities [Line Items]
Date of Incorporation	Apr. 19, 2021
Place of incorporation	PRC
Percentage of effective ownership	Deregistered in November 2022
Principal Activities	Sale of Merchandise
Shanghai Jiagui Haifeng Technology Co., Ltd. (“Jiagui Haifeng”) [Member]
Organization and Business Description (Details) - Schedule of subsidiaries and variable interest entities [Line Items]
Date of Incorporation	Nov. 29, 2021
Place of incorporation	PRC
Percentage of effective ownership	51% by VIE
Principal Activities	Business Incubation Services provider
Shanghai Nanyu Culture Communication Co., Ltd. (“Nanyu Culture”) [Member]
Organization and Business Description (Details) - Schedule of subsidiaries and variable interest entities [Line Items]
Date of Incorporation	Jul. 27, 2021
Place of incorporation	PRC
Percentage of effective ownership	51% by VIE
Principal Activities	Enterprise Information Technology Integration services provider
Beijing Mentor Board Health Technology Co., Ltd (“GMB Health”) [Member]
Organization and Business Description (Details) - Schedule of subsidiaries and variable interest entities [Line Items]
Date of Incorporation	Jan. 07, 2022
Place of incorporation	PRC
Percentage of effective ownership	100% by VIE
Principal Activities	Health Services
Shanghai Yuantai Fengdeng Agricultural Technology Co., Ltd. (“Yuantai Fengdeng”) [Member]
Organization and Business Description (Details) - Schedule of subsidiaries and variable interest entities [Line Items]
Date of Incorporation	Mar. 04, 2022
Place of incorporation	PRC
Percentage of effective ownership	51% by VIE
Principal Activities	Agricultural Technology Service